Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2023
Share capital and additional paid-in capital

9. Share capital and additional paid-in capital

Authorized

The authorized share capital of the Company is an unlimited number of common shares without par value.

The number of common shares issued and outstanding as at December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	$	$
Issued: 49,985,102 (2022 – 44,758,269) common shares	67,889,465	57,020,116

Share issuances during the year ended December 31, 2023

On January 24, 2023, the Company issued 215,769 common shares as a second milestone payment relating to the Canadian gold portfolio it acquired on June 3, 2022, for total consideration of $495,446.

On June 16, 2023, the Company completed a public offering (“Public Offering”) of 3,025,000 common shares at a price of $2.40 per common share, for gross proceeds of $7,260,000. In connection with the offering, the Company paid agent fees of $471,900, representing 6.5% of the gross proceeds.

On July 11, 2023, the syndicate of underwriters for the Public Offering exercised their over-allotment option in full to purchase an additional 453,750 common shares at a price of $2.40 per common share, for gross proceeds of $1,089,000. In connection with the exercise of the over-allotment, the Company paid agent fees of $70,785, representing 6.5% of the gross proceeds.

On November 24, 2023, the Company issued 948,448 common shares as a single milestone payment relating to the Janet Ivy gold royalty acquired on March 29, 2021, for total consideration of $1,963,315.

On December 13, 2023, the Company issued 175,660 common shares as a final milestone payment relating to the Canadian gold portfolio acquired on June 3, 2022, for total consideration of $362,693.

Share issuances during the year ended December 31, 2022

On April 27, 2022, the Company issued 409,500 common shares for the purchase of the Limpopo royalties, for total consideration of $1,139,628.

On May 26, 2022, the Company issued 4,350,000 common shares for the purchase of the Wonmunna royalty, for total consideration of $10,470,905.

On June 9, 2022, the Company issued 17,959 common shares for the purchase of the El Molino royalty, for total consideration of $45,167.

On September 7, 2022, the Company issued 173,058 common shares as a first milestone payment related to the Canadian gold royalty portfolio it acquired on June 3, 2022, for total consideration of $387,816.

On November 21, 2022, the Company issued 164,319 common shares for the purchase of the Estrades and Opawica royalties from FQM, for total consideration of $412,874.

Normal Course Issuer Bid

On November 15, 2022, the Company renewed its NCIB, allowing the Company to repurchase for cancellation up to 2,229,697 common shares during the period November 21, 2022 to November 20, 2023. The repurchases are to be made at market prices through the facilities of the TSXV or other recognized marketplaces (which include Canadian and US marketplaces). The NCIB provides the Company with the option to purchase its common shares for cancellation from time to time.

The Company did not repurchase any common shares under its NCIB during the year ended December 31, 2023.

During the year ended December 31, 2022, the Company repurchased and cancelled 192,200 common shares pursuant to the NCIB at an average share price of C$3.03. The value was allocated $212,132 to share capital and $242,082 to deficit.

Dividends

The following table provides details on the dividends declared during the year ended December 31, 2023:

Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
March 13, 2023	0.011	March 31, 2023	April 14, 2023	496,396
May 10, 2023	0.011	June 30, 2023	July 14, 2023	529,672
August 10, 2023	0.011	September 29, 2023	October 13, 2023	536,761
November 8, 2023	0.011	December 29, 2023	January 12, 2024	549,836

	0.044			2,112,665

The following table provides details on the dividends declared during the year ended December 31, 2022:

Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
September 20, 2022	0.01	October 21, 2022	November 4, 2022	445,940
November 14, 2022	0.01	December 30, 2022	January 13, 2023	447,583

	0.02			893,523